PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

Voya Small Company Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.9%
Communication Services : 2.8%
700,910
(1)
Globalstar, Inc.
$ 869,128
0.3
89,361
(1)
Magnite, Inc.
1,237,650
0.4
491,529
(1)
Vimeo, Inc.
2,482,221
0.8
40,223
(1)
Yelp, Inc.
1,411,023
0.5
163,945
(1)
ZipRecruiter, Inc.
- Class A
1,557,478
0.5
102,372
(1)
ZoomInfo
Technologies, Inc.
1,056,479
0.3
8,613,979
2.8
Consumer Discretionary : 7.2%
121,168
Arko Corp.
850,599
0.3
27,761  Atmus Filtration
Technologies, Inc.
1,041,870
0.3
45,545
Gentex Corp.
1,352,231
0.5
395,839
(1)
GrowGeneration Corp.
843,137
0.3
41,994
H&R Block, Inc.
2,668,719
0.9
45,619  International Game
Technology PLC
971,685
0.3
11,436
(1)
Modine Manufacturing
Co.
1,518,586
0.5
57,507  Red Rock Resorts, Inc.
- Class A
3,130,681
1.0
98,409
(1)
Sonos, Inc.
1,209,447
0.4
80,824
Steven Madden Ltd.
3,959,568
1.3
16,760
(1)
Sweetgreen, Inc.
- Class A
594,142
0.2
61,754
(1)
Tri Pointe Homes, Inc.
2,798,074
0.9
114,424
(1)
Udemy, Inc.
851,315
0.3
21,790,054
7.2
Consumer Staples : 1.0%
104,948
Dole PLC
1,709,603
0.6
52,905
Primo Water Corp.
1,335,851
0.4
3,045,454
1.0
Energy : 4.3%
486,278
(1)
Clean Energy Fuels
Corp.
1,512,324
0.5
209,174  Excelerate Energy, Inc.
- Class A
4,603,920
1.5
51,657
(2)
HighPeak Energy, Inc.
716,999
0.2
95,899
Murphy Oil Corp.
3,235,632
1.1
97,701  Permian Resources
Corp.
1,329,711
0.4
155,959
SFL Corp. Ltd.
1,804,446
0.6
13,203,032
4.3
Financials : 19.2%
60,043
Arrow Financial Corp.
1,720,832
0.6
96,364
BCB Bancorp, Inc.
1,189,132
0.4
62,797  Berkshire Hills
Bancorp, Inc.
1,691,123
0.6
163,772  BGC Group, Inc.
- Class A
1,503,427
0.5
133,264
(2)
Blackstone Mortgage
Trust, Inc. - Class A
2,533,349
0.8
33,278  Bread Financial
Holdings, Inc.
1,583,367
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
74,557  ConnectOne Bancorp,
Inc.
$ 1,867,653
0.6
70,210
CVB Financial Corp.
1,251,142
0.4
174,507  Eastern Bankshares,
Inc.
2,860,170
0.9
51,864  Farmers National Banc
Corp.
784,184
0.3
188,749  First BanCorp/Puerto
Rico
3,995,816
1.3
42,006
Fulton Financial Corp.
761,569
0.2
210,687
(1)
Genworth Financial,
Inc. - Class A
1,443,206
0.5
75,823  Hancock Whitney
Corp.
3,879,863
1.3
55,636
Hilltop Holdings, Inc.
1,789,254
0.6
60,398  KKR Real Estate
Finance Trust, Inc.
745,915
0.2
227,170
Ladder Capital Corp.
2,635,172
0.9
239,027
(1)
Marqeta, Inc. - Class A
1,176,013
0.4
204,465
MFA Financial, Inc.
2,600,795
0.9
33,778
NBT Bancorp, Inc.
1,494,001
0.5
39,989
Origin Bancorp, Inc.
1,286,046
0.4
68,498
(1)
Oscar Health, Inc.
- Class A
1,452,843
0.5
116,408  Pacific Premier
Bancorp, Inc.
2,928,825
1.0
138,050
(1)
Pagseguro Digital Ltd.
- Class A
1,188,611
0.4
125,554
(1)
ProAssurance Corp.
1,888,332
0.6
294,264
Redwood Trust, Inc.
2,274,661
0.7
27,862
Renasant Corp.
905,515
0.3
75,689  Simmons First National
Corp. - Class A
1,630,341
0.5
101,372
(1)
StoneCo Ltd. - Class A
1,141,449
0.4
21,178  United Bankshares,
Inc.
785,704
0.3
61,165  United Community
Banks, Inc.
1,778,678
0.6
108,825  Valley National
Bancorp
985,954
0.3
155,051
(2)
WisdomTree, Inc.
1,548,959
0.5
49,884
XP, Inc. - Class A
894,919
0.3
58,196,820
19.2
Health Care : 13.0%
111,533
(1)
Alignment Healthcare,
Inc.
1,318,320
0.4
221,326
(1)
Amicus Therapeutics,
Inc.
2,363,762
0.8
12,988
(1)
Apogee Therapeutics,
Inc.
762,915
0.2
89,484
(1)
Avanos Medical, Inc.
2,150,301
0.7
330,305
(1)
BioCryst
Pharmaceuticals, Inc.
2,510,318
0.8
35,299
Bio-Techne Corp.
2,821,449
0.9
47,470
Bruker Corp.
3,278,278
1.1
833,845
(1)
Cerus Corp.
1,450,890
0.5
58,795
(1)
Elanco Animal Health,
Inc.
863,699
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Small Company Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
109,517
(1)
Hims & Hers Health,
Inc.
$ 2,017,303
0.7
10,297
LeMaitre Vascular, Inc.
956,488
0.3
209,555
(1)
MannKind Corp.
1,318,101
0.4
798,521
(1)(2)
OPKO Health, Inc.
1,189,796
0.4
120,473
(1)
Option Care Health,
Inc.
3,770,805
1.2
49,162
(1)
Orthofix Medical, Inc.
767,910
0.3
63,940
(1)
Phreesia, Inc.
1,457,193
0.5
49,547
(1)
Privia Health Group,
Inc.
902,251
0.3
86,569
QIAGEN N.V.
3,944,949
1.3
26,559
(1)
Rhythm
Pharmaceuticals, Inc.
1,391,426
0.5
95,664
(1)
Rigel Pharmaceuticals,
Inc.
1,547,844
0.5
28,487
(1)
RxSight, Inc.
1,408,112
0.5
80,097
(1)
Travere Therapeutics,
Inc.
1,120,557
0.4
39,312,667
13.0
Industrials : 17.8%
11,287  Albany International
Corp. - Class A
1,002,850
0.3
28,675  Allison Transmission
Holdings, Inc.
2,754,807
0.9
31,245  Apogee Enterprises,
Inc.
2,187,619
0.7
23,179  Armstrong World
Industries, Inc.
3,046,416
1.0
28,470
Cadre Holdings, Inc.
1,080,436
0.4
21,174  Columbus McKinnon
Corp.
762,264
0.3
233,444
(1)
CoreCivic, Inc.
2,953,067
1.0
30,363
Federal Signal Corp.
2,837,726
0.9
45,202
(1)
First Advantage Corp.
897,260
0.3
14,662
Flowserve Corp.
757,879
0.2
212,413
(1)
GEO Group, Inc.
2,729,507
0.9
16,989
Insperity, Inc.
1,495,032
0.5
48,482
Kennametal, Inc.
1,257,138
0.4
141,550
(1)
Legalzoom.com, Inc.
898,842
0.3
3,895  Lincoln Electric
Holdings, Inc.
747,918
0.2
189,453
(1)
Manitowoc Co., Inc.
1,822,538
0.6
61,615
Marten Transport Ltd.
1,090,585
0.4
165,252  Mueller Water
Products, Inc. - Class A
3,585,968
1.2
185,147
(1)
NOW, Inc.
2,393,951
0.8
50,882
nVent Electric PLC
3,574,969
1.2
13,902
Pentair PLC
1,359,477
0.4
429,928
(1)
Planet Labs PBC
958,739
0.3
102,445
(1)
Resideo Technologies,
Inc.
2,063,242
0.7
89,113
REV Group, Inc.
2,500,511
0.8
126,247
Shyft Group, Inc.
1,584,400
0.5
64,070
(1)
Titan Machinery, Inc.
892,495
0.3
62,966
Wabash National Corp.
1,208,318
0.4
15,946  Watts Water
Technologies, Inc.
- Class A
3,303,852
1.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
20,522
(2)
Werner Enterprises,
Inc.
$ 791,944
0.3
40,755  Zurn Elkay Water
Solutions Corp.
1,464,735
0.5
54,004,485
17.8
Information Technology : 18.6%
445,671
(1)
8x8, Inc.
909,169
0.3
116,848
A10 Networks, Inc.
1,687,285
0.6
54,647
(1)
ACI Worldwide, Inc.
2,781,532
0.9
9,146
(1)
Agilysys, Inc.
996,640
0.3
31,870
(1)
Alkami Technology,
Inc.
1,005,180
0.3
10,004
(1)
Altair Engineering, Inc.
- Class A
955,482
0.3
75,947
(1)
AvePoint, Inc.
893,896
0.3
144,924
(1)
Box, Inc. - Class A
4,743,362
1.6
65,944  Clear Secure, Inc.
- Class A
2,185,384
0.7
64,813
(1)
Cohu, Inc.
1,665,694
0.6
33,527
(1)
Credo Technology
Group Holding Ltd.
1,032,632
0.3
38,697  CSG Systems
International, Inc.
1,882,609
0.6
33,635
CTS Corp.
1,627,261
0.5
85,499
(1)
Dropbox, Inc. - Class A
2,174,240
0.7
97,759
(1)
ExlService Holdings,
Inc.
3,729,506
1.2
87,430
(1)
Knowles Corp.
1,576,363
0.5
6,225
Littelfuse, Inc.
1,651,181
0.5
134,249
(1)
MaxLinear, Inc.
1,943,926
0.6
56,392
(1)
Photronics, Inc.
1,396,266
0.5
63,700
(1)
Rambus, Inc.
2,689,414
0.9
437,447
(1)
Sabre Corp.
1,605,430
0.5
30,015  Sapiens International
Corp. NV
1,118,659
0.4
115,818
(1)
Sprinklr, Inc. - Class A
895,273
0.3
36,135
(1)
Teradata Corp.
1,096,336
0.4
7,085  Universal Display
Corp.
1,487,141
0.5
67,259
(1)
Verint Systems, Inc.
1,703,670
0.6
500,434
(1)
Viavi Solutions, Inc.
4,513,915
1.5
67,847
(1)
Weave
Communications, Inc.
868,442
0.3
234,750
(1)
Yext, Inc.
1,624,470
0.5
98,494
(1)
Zeta Global Holdings
Corp. - Class A
2,938,076
1.0
142,243
(1)
Zuora, Inc. - Class A
1,226,135
0.4
56,604,569
18.6
Materials : 3.4%
9,785
Balchem Corp.
1,722,160
0.6
138,230
Element Solutions, Inc.
3,754,327
1.2
10,607
Innospec, Inc.
1,199,546
0.4
226,958
(1)
Rayonier Advanced
Materials, Inc.
1,942,760
0.7
109,229
Tronox Holdings PLC
1,598,020
0.5
10,216,813
3.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Small Company Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate : 8.0%
207,515
Acadia Realty Trust
$ 4,872,452
1.6
242,042
(1)
Apartment Investment
and Management Co.
- Class A
2,188,060
0.7
145,031  Brandywine Realty
Trust
788,969
0.3
41,449  Broadstone Net Lease,
Inc.
785,458
0.3
219,410  DiamondRock
Hospitality Co.
1,915,449
0.6
113,157  Empire State Realty
Trust, Inc. - Class A
1,253,780
0.4
50,603  First Industrial Realty
Trust, Inc.
2,832,756
0.9
76,125
Gladstone Land Corp.
1,058,137
0.4
314,934  Hudson Pacific
Properties, Inc.
1,505,384
0.5
64,582
Kimco Realty Corp.
1,499,594
0.5
15,873  National Storage
Affiliates Trust
765,079
0.3
76,917
(2)
Peakstone Realty Trust
1,048,379
0.3
32,975  Plymouth Industrial
REIT, Inc.
745,235
0.2
92,963  Retail Opportunity
Investments Corp.
1,462,308
0.5
220,217  Summit Hotel
Properties, Inc.
1,510,689
0.5
24,231,729
8.0
Utilities : 3.6%
96,782
Avista Corp.
3,750,303
1.2
12,830
Black Hills Corp.
784,170
0.3
17,228  California Water
Service Group
934,102
0.3
18,615  Northwest Natural
Holding Co.
759,864
0.3
79,378  Portland General
Electric Co.
3,802,206
1.3
11,212
Spire, Inc.
754,455
0.2
10,785,100
3.6
Total Common Stock
(Cost $278,780,045)
300,004,702
98.9
EXCHANGE-TRADED FUNDS : 0.5%
6,628  iShares Russell 2000
ETF
1,464,059
0.5
Total Exchange-Traded
Funds
(Cost $1,447,901)
1,464,059
0.5
Total Long-Term
Investments
(Cost $280,227,946)
301,468,761
99.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.9%
Repurchase Agreements : 2.3%
1,666,573
(3)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,666,801,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,699,905, due
10/01/27-01/01/57)
$ 1,666,573
0.5
1,666,573
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,666,801,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,699,905, due
05/01/26-08/20/74)
1,666,573
0.6
1,038,422
(3)
CF Secured LLC,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,038,564,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.070%, Market Value
plus accrued interest
$1,059,190, due
05/15/27-07/20/73)
1,038,422
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Small Company Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,666,573
(3)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,666,801,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,699,904, due
07/15/28-09/01/54)
$ 1,666,573
0.6
1,006,083
(3)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $1,006,218,
collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market Value
plus accrued interest
$1,026,205, due
10/01/24-09/09/49)
1,006,083
0.3
Total Repurchase
Agreements
(Cost $7,044,224)
7,044,224
2.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.6%
1,907,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $1,907,000) $ 1,907,000 0.6
Total Short-Term
Investments
(Cost $8,951,224)
8,951,224
2.9
Total Investments in
Securities
(Cost $289,179,170) $ 310,419,985 102.3
Liabilities in Excess
of Other Assets (6,958,458) (2.3)
Net Assets $ 303,461,527 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Small Company Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 300,004,702 $ — $ — $ 300,004,702
Exchange-Traded Funds 1,464,059 — — 1,464,059
Short-Term Investments 1,907,000 7,044,224 — 8,951,224
Total Investments, at fair value $ 303,375,761 $ 7,044,224 $ — $ 310,419,985
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 32,434,575
Gross Unrealized Depreciation (11,193,761)
Net Unrealized Appreciation $ 21,240,814